Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	update information
Entity Registrant Name	Cardiff Lexington Corporation
Entity Central Index Key	0000811222
Entity Tax Identification Number	84-1044583
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	710 East Main Street
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40502
City Area Code	800
Local Phone Number	530-2100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Mar. 13, 2026